Fair Value Measurements and Investments - Schedule of Change in Fair Value of Contingent Consideration (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Change in fair value of contingent consideration	$ 0	$ (300)	$ 0	$ (300)	$ (300)	$ (39,348)	$ (603)